OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0006
                                                  Expires: February 28, 1997
                                                  Estimated average burden
                                                  hours per form...........24.60

                                                             SEC USE ONLY
                                                      --------------------------

                                  UNITES STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

          INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 1998.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Banco Santander Central Hispano, S.A.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


c/o Banco Santander Central Hispano, S.A., New York Branch,
     45 East 53rd Street                   New York         NY          10022
--------------------------------------------------------------------------------
Business Address          (Street)           (City)       (State)       (Zip)

Gonzalo De Las Heras, (212) 350-4444, Executive Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 16 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

          The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 11th day of May, 1999.

                                      Banco Santander Central Hispano, S.A.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ Gonzalo De Las Heras
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)


/s/ Douglas G. Preston
DOUGLAS G. PRESTON
Notary Public, State of New York
No. 31-4964412
Qualified in New York County
Commission Expires April 2, 2000

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                      13F File No.:   Name:                  13F File No.:
------------------------   -------------   --------------------   --------------
1. Santander Investment
   Securities Inc.                         6.
------------------------   -------------   --------------------   --------------
2. Banco Santander Trust
   & Banking Corporation
   Limited                                 7.
------------------------   -------------   --------------------   --------------
3. Santander Financial
   Products                                8.
------------------------   -------------   --------------------   --------------
4. Banco Santander
   Central Hispano, S.A.                   9.
------------------------   -------------   --------------------   --------------
5.                                         10.
------------------------   -------------   --------------------   --------------

                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0006
                                                  Expires: February 28, 1997
                                                  Estimated average burden
                                                  hours per form...........24.60

                                                             SEC USE ONLY
                                                      --------------------------

                                  UNITES STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

          INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 1998.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Santander Investment Securities Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

45 East 53rd Street                         New York         NY         10022
--------------------------------------------------------------------------------
Business Address          (Street)           (City)       (State)       (Zip)

Ricardo Mandelbaum, (212) 297-1383, Chief Executive Officer
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 16 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

          The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 10th day of May, 1999.

                                      Banco Santander Central Hispano, S.A.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ Ricardo Mandelbaum
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)


/s/ Douglas G. Preston
DOUGLAS G. PRESTON
Notary Public, State of New York
No. 31-4964412
Qualified in New York County
Commission Expires April 2, 2000

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                      13F File No.:   Name:                  13F File No.:
------------------------   -------------   --------------------   --------------
1.                                         6.
------------------------   -------------   --------------------   --------------
2.                                         7.
------------------------   -------------   --------------------   --------------
3.                                         8.
------------------------   -------------   --------------------   --------------
4.                                         9.
------------------------   -------------   --------------------   --------------
5.                                         10.
------------------------   -------------   --------------------   --------------


Under General Instructions B. "Rules to Prevent Duplicative Reporting" the following subsidiary (also listed on cover, pursuant to General Instruction i) would like to indicate that their parent, Banco Santander Central Hispano, is filing on their behalf.

o  Santander Investment Securities Inc.

                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0006
                                                  Expires: February 28, 1997
                                                  Estimated average burden
                                                  hours per form...........24.60

                                                             SEC USE ONLY
                                                      --------------------------

                                  UNITES STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

          INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 1998.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Santander Financial Products
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     45 East 53rd Street                   New York         NY          10022
--------------------------------------------------------------------------------
Business Address          (Street)           (City)       (State)       (Zip)

Michael McInerney, 011-35-31-475-7850, Managing Director
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 16 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

          The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dublin and State of Ireland on the 10th day of May, 1999.

                                      Banco Santander Central Hispano, S.A.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ Michael McInerney
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                      13F File No.:   Name:                  13F File No.:
------------------------   -------------   --------------------   --------------
1.                                         6.
------------------------   -------------   --------------------   --------------
2.                                         7.
------------------------   -------------   --------------------   --------------
3.                                         8.
------------------------   -------------   --------------------   --------------
4.                                         9.
------------------------   -------------   --------------------   --------------
5.                                         10.
------------------------   -------------   --------------------   --------------


Under General Instructions B. "Rules to Prevent Duplicative Reporting" the following subsidiary (also listed on cover, pursuant to General Instruction i) would like to indicate that their parent, Banco Santander Central Hispano, is filing on their behalf.

o  Santander Financial Products Limited

                                                           OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0006
                                                  Expires: February 28, 1997
                                                  Estimated average burden
                                                  hours per form...........24.60

                                                             SEC USE ONLY
                                                      --------------------------

                                  UNITES STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

          INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended December 31, 1998.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Banco Santander Trust & Banking Corporation Limited
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


Bahamas Financial Centre, Charlotte & Suirley St., Nassau, Bahamas
--------------------------------------------------------------------------------
Business Address          (Street)           (City)       (State)       (Zip)

Jose Lozada, (242) 326-2002, Vice President and General Manager
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 16 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

          The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Nassau and State of The Bahamas on the 11th day of May, 1999.

                                      Banco Santander Central Hispano, S.A.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ Jose Lozada
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.



Name:                      13F File No.:   Name:                  13F File No.:
------------------------   -------------   --------------------   --------------
1.                                         6.
------------------------   -------------   --------------------   --------------
2.                                         7.
------------------------   -------------   --------------------   --------------
3.                                         8.
------------------------   -------------   --------------------   --------------
4.                                         9.
------------------------   -------------   --------------------   --------------
5.                                         10.
------------------------   -------------   --------------------   --------------


Under General Instructions B. "Rules to Prevent Duplicative Reporting" the following subsidiary (also listed on cover, pursuant to General Instruction i) would like to indicate that their parent, Banco Santander Central Hispano, is filing on their behalf.

o  Banco Santander Trust and Banking Corporation Limited

Name of Issuer                          Title of Class      CUSIP       ISIN    Fair Market    Shares of
                                                            Number     Number      Value       Principal
---------------------------------------------------------------------------------------------------------
COMPANIA ANONIMA NACIONL TEL            SPN ADR 7D SHS     204421101             2,671,800        150,000
COMPANIA DE TELECOMUNICS CHILE          SPNSRD ADR NEW     204449300             1,350,861         65,300
COMPANIA DE TELECOMUNICS CHILE          SPNSRD ADR NEW     204449300             5,072,452        245,200
GENER S A                               SPONSORED ADR      368731105               376,208         23,513
TELE CELULAR SUL PART S A               SPONS ADR PFD      879238103               208,023         11,930
TELE CENTRO SUL PART S A                SPONS ADR PFD      879239101               996,239         23,862
TELE NORTE LESTE PART S A               SPONS ADR PFD      879246106             1,483,858        119,310
TELE SUDESTE CELULAR PART S A           SPONS ADR PFD      879252104               493,633         23,862
TELECOMM ARGENTINA STET-FRANCE          SPNS ADR REP B     879273209             2,125,750         77,300
TELECOMUNICACOES BRASILEIRAS S          SPONSORED ADR      879287100                13,005        119,310
TELEFONICA DE ARGENTINA S A             SPNSR ADR CL B     879378206             9,092,153        325,452
TELEFONOS DE MEXICO S A                 SP ADR REP ORD     879403780           175,667,565      3,608,100
TRANSPORTADORA DE GAS SUR               SPONSR ADR B       893870204               962,888         95,100
YPF SOCIEDAD ANONIMA                    SPON ADR CL D      984245100             5,598,575        200,400
AMR CORP                                COM                001765106               403,869          6,802
AT&T CORP                               COM                001957109             2,662,926         35,154
ADVANCED FIBRE COMMUNICATIONS           COM                00754A105               656,220         60,000
ADVANCED MICRO DEVICES INC              COM                007903107               348,000         12,000
AIRTOUCH COMMUNICATIONS INC             COM                00949T100               484,731          6,692
ALBERTSONS INC                          COM                013104104               334,166          5,247
ALLSTATE CORP                           COM                020002101               361,900          9,400
AMERICA ONLINE INC DEL                  COM                02364J104             3,160,672         20,375
AMERICAN EXPRESS CO                     COM                025816109             1,228,519         11,986
AMERICAN HOME PRODS CORP                COM                026609107               473,550          8,400
AMERICAN INTL GROUP INC                 COM                026874107             1,540,879         15,947
AMERICAN INTL GROUP INC                 COM                026874107             6,818,730         70,569
AMGEN INC                               COM                031162100               679,653          6,500
AMOCO CORP                              COM                031905102             1,676,500         28,000
ANHEUSER BUSCH COS INC                  COM                035229103               325,828          4,965
AO TATNEFT                              SPONS ADR RG S     03737P306                43,000         22,199
APPLE COMPUTER INC                      COM                037833100               261,997          6,400
APPLIED MAGNETICS CP DEL                COM                038213104                61,878         10,001
APPLIED MAGNETICS CP DEL                COM                038213104               115,078         18,600
ARACRUZ CELULOSE S A                    SPNSR ADR CL B     038496204               880,000        110,000
AT HOME CORP                            COM SER A          045919107             4,826,250         65,000
BANCO BILBAO VIZCAYA INTL GIBR          SPONSORED ADR      059456103               417,962         15,113
BANCO BILBAO VIZCAYA INTL GIBR          SPON ADR PRF B     059456202               259,414          9,265
BANCO BILBAO VIZCAYA INTL GIBR          SP ADR PREF C      059456301               480,344         18,475
BANCO BILBAO VIZCAYA INTL GIBR          SP ADR PREF C      059456301               911,950         35,075
BANCO BILBAO VIZCAYA INTL GIBR          SPNS ADR GTD E     059456400               637,522         24,171
BANCO BILBAO VIZCAYA INTL GIBR          SPNS ADR GTD E     059456400               571,599         21,672
BANCO BILBAO VIZCAYA S A                SPONSORED ADR      059458208               233,478         14,592
BANCO CENTRAL HISPANOAMERICANO          ADR NEW            059470401               418,608         34,884
BANCO DE A EDWARDS                      SPNS ADR REP A     059504100             4,719,000        429,000
BANCO DE GALICIA Y BUENOS AIRE          SPNS ADR B NEW     059538207             1,497,737         84,978
BANCO DE SANTANDER                      ADR                059574202             3,655,923        185,110
BANCO FRANCES DEL RIO DE LA PL          SPONSORED ADR      059591107               671,470         32,360
BANCO FRANCES DEL RIO DE LA PL          SPONSORED ADR      059591107             5,778,875        278,500
BANCO GANADERO S A                      SPONSRD ADR B      059594408               832,855         41,257
BANCO GANADERO S A                      SP ADR PREF C      059594507               383,014         42,266
BANCO RIO DE LA PLATA SA                SPONS ADR CL B     059644104             3,830,744        294,673
BANCO RIO DE LA PLATA SA                SPONS ADR CL B     059644104            52,531,700      4,040,900
BANCO RIO DE LA PLATA SA                SPONS ADR CL B     059644104           201,289,400     15,483,800
BANCO SANTANDER P R SAN JUAN            COM                059646109               259,200         11,816
BANCO WIESE                             SPONSORED ADR      059651109                45,000         24,000
BANCO SANTANDER CHILE                   SPON ADR SER A     05965F108            96,764,850      6,616,400
BANCO SANTANDER CHILE                   SPON ADR SER A     05965F108           196,128,226     13,410,477
BANCO SANTIAGO                          SP ADR REP COM     05965L105               244,098         16,410
BANCOLOMBIA S A                         SPNS ADR 4PREF     05968L102               119,700         25,200
BANCOLOMBIA S A                         SPNS ADR 4PREF     05968L102             1,119,813        235,750
BANCOLOMBIA S A                         SPNS ADR 4PREF     05968L102             3,362,691        707,935
BANK ONE CORP                           COM                06423A103               264,705          5,184
BANKAMERICA CORP NEW                    COM                06605F102             1,106,120         18,397
BELL ATLANTIC CORP                      COM                077853109               504,144          9,336
BELLSOUTH CORP                          COM                079860102             1,176,075         23,580
BEST BUY INC                            COM                086516101               380,525          6,200
BRISTOL MYERS SQUIBB CO                 COM                110122108             1,390,842         10,394
CBS CORP                                COM                12490K107               283,364          8,636
CIGNA CORP                              COM                125509109               651,740          8,430
CVS CORP                                COM                126650100               623,095         11,329
CAMBRIDGE TECH PARTNERS MASS            COM                132524109               354,000         16,000
CAPITAL ONE FINL CORP                   COM                14040H105               598,000          5,200
CARNIVAL CORP                           COM                143658102               480,000         10,000
CATERPILLAR INC DEL                     COM                149123101               223,606          4,861
CENDANT CORP                            COM                151313103             1,931,200        100,000
CENTRAL PAC MINERALS NL                 ADR NEW            154762306               343,121         69,500
CHASE MANHATTAN CORP NEW                COM                16161A108             2,273,633         32,023
CISCO SYS INC                           COM                17275R102             2,138,475         23,041
CITIGROUP INC                           COM                172967101             4,860,458         97,822
CITRIX SYS INC                          COM                177376100               427,073          4,400
CLOROX CO DEL                           COM                189054109               502,292          4,300
COCA COLA CO                            COM                191216100             4,444,374         66,334
COCA-COLA FEMSA S A DE C V              SPON ADR REP L     191241108               174,900         13,200
COLGATE PALMOLIVE CO                    COM                194162103               297,200          3,200
COLGATE PALMOLIVE CO                    COM                194162103               324,041          3,489
COMPANHIA BRASILEIRA DE DISTRB          ADR                20440T201               260,400         16,800
COMPANHIA CERVEJARIA BRAHMA             SPONSD ADR PFD     20440X103             1,132,440        120,000
COMPANHIA PARANAENSE ENERG COP          SPONS ADR PFD      20441B407             6,249,494        877,122
COMPANIA ANONIMA NACIONL TEL            SPN ADR 7D SHS     204421101             1,017,600         57,130
COMPANIA ANONIMA NACIONL TEL            SPN ADR 7D SHS     204421101             2,563,859        143,940
COMPANIA DE MINAS BUENAVENTURA          SPNS ADR SER B     204448104               648,700         49,900
COMPANIA DE MINAS BUENAVENTURA          SPNS ADR SER B     204448104               254,800         19,600
COMPANIA DE TELECOMUNICS CHILE          SPNSRD ADR NEW     204449300             3,590,746        173,575
COMPANIA DE TELECOMUNICS CHILE          SPNSRD ADR NEW     204449300             7,579,717        366,400
COMPAQ COMPUTER CORP                    COM                204493100               880,068         20,954
CONOCO INC                              CL A               208251306             4,461,250        215,000
CONSORCIO G GRUPO DINA S A CV           SPONSORED ADR      210306106                63,000         42,000
CORIMON CA                              SPN ADRNEW250S     218728509                16,618         14,000
COSTCO COMPANIES INC                    COM                22160Q102               400,999          5,555
CROWN CORK & SEAL INC                   COM                228255105               223,669          7,259
DTE ENERGY CO                           COM                233331107               361,721          8,400
DAYTON HUDSON CORP                      COM                239753106               336,350          6,200
DELL COMPUTER CORP                      COM                247025109             2,405,028         32,861
DELL COMPUTER CORP                      COM                247025109             2,561,545         35,000
DELTA AIR LINES INC DEL                 COM                247361108               322,400          6,200
DESC S A DE C V                         SPONSRD ADR C      250309101             2,712,984        141,397
DESC S A DE C V                         SPONSRD ADR C      250309101             1,953,237        101,800
DISNEY WALT CO                          COM                254687106             2,063,608         68,787
DISTRIBUCION Y SERVICIO D&S SA          SPONSORED ADR      254753106             2,561,050        222,700
DISTRIBUCION Y SERVICIO D&S SA          SPONSORED ADR      254753106               345,000         30,000
DOW CHEM CO                             COM                260543103               527,435          5,800
DU PONT E I DE NEMOURS & CO             COM                263534109               427,149          8,050
DUKE ENERGY CORP                        COM                264399106               441,515          6,892
E M C CORP MASS                         COM                268648102               823,905          9,693
EASTMAN KODAK CO                        COM                277461109               209,664          2,912
EMBRATEL PARTICIPACOES S A              SPONS ADR PFD      29081N100               227,034         16,290
EMBRATEL PARTICIPACOES S A              SPONS ADR PFD      29081N100             1,662,823        119,310
EMBRATEL PARTICIPACOES S A              SPONS ADR PFD      29081N100             1,662,823        119,310
EMBOTELLADORA ANDINA S A                SPONS ADR B        29081P303               513,500         39,500
EMBOTELLADORA ANDINA S A                SPONS ADR B        29081P303               513,500         39,500
EMPRESAS ICA SOCIEDAD CONTRLAD          SPONSORED ADR      292448107               789,096        183,000
EMPRESAS ICA SOCIEDAD CONTRLAD          SPONSORED ADR      292448107               327,285         75,901
EMPRESAS LA MODERNA S A DE C V          SPON ADR REP A     292449105             1,134,000         48,000
EMPRESA NACIONAL DE ELCTRCIDAD          SPONSORED ADR      29244T101             5,123,835        450,447
EMPRESA NACIONAL DE ELCTRCIDAD          SPONSORED ADR      29244T101               310,538         27,300
EMPRESA NACIONAL DE ELCTRCIDAD          SPONSORED ADR      29244T101             1,163,663        102,300
ENDESA S A                              SPONSORED ADR      29258N107               902,450         33,424
ENERSIS S A                             SPONSORED ADR      29274F104             1,786,190         69,200
ENTREMED INC                            COM                29382F103               210,000         10,000
EXXON CORP                              COM                302290101             2,282,012         31,207
FPL GROUP INC                           COM                302571104               317,369          5,150
FEDERAL HOME LN MTG CORP                COM                313400301               599,264          9,300
FEDERAL NATL MTG ASSN                   COM                313586109               468,346          6,329
FIRST AMERN FINL CORP                   COM                318522307               404,775         12,600
FLEET FINL GROUP INC NEW                COM                338915101               366,433          8,200
FLUOR CORP                              COM                343861100               463,250         10,900
FOMENTO ECONOMICO MEXICANO SA           SPND ADR FEMSA     344419106               943,590         35,440
FOMENTO ECONOMICO MEXICANO SA           SPND ADR FEMSA     344419106               636,338         23,900
FORD MTR CO DEL                         COM                345370100             1,070,068         18,233
FOX ENTMT GROUP INC                     CL A               35138T107               351,750         14,000
GTE CORP                                COM                362320103             1,034,296         15,912
GAP INC DEL                             COM                364760108               611,763         10,900
GENER S A                               SPONSORED ADR      368731105               262,400         16,400
GENER S A                               SPONSORED ADR      368731105               997,008         62,313
GENERAL ELEC CO                         COM                369604103             6,059,562         59,407
GENERAL MTRS CORP                       COM                370442105               301,078          4,207
GILLETTE CO                             COM                375766102               793,675         16,600
GRUPO IMSA S A DE C V                   SPONS ADR 3B2C     40048T106               584,472         56,000
GRUPO RADIO CENTRO S A DE C V           SPONSORED ADR      40049C102               284,902         53,005
GRUPO TRIBASA S A DE C V                SPONSORED ADR      40049F105                16,870         10,000
GRUPO TRIBASA S A DE C V                SPONSORED ADR      40049F105                16,870         10,000
GRUPO TELEVISA SA DE CV                 SPN ADR REPORD     40049J206             4,026,795        163,114
GRUPO TELEVISA SA DE CV                 SPN ADR REPORD     40049J206             2,493,387        101,000
GRUPO IUSACELL SA DE CV                 ADR REP D SHS      40049W207                83,318         13,200
GRUPO IUSACELL SA DE CV                 ADR REP L SHS      40049W306               104,738         14,700
GRUPO ELEKTRA SA DE CV                  GLOBL DEP RCPT     40050A102                60,200         12,040
GRUPO ELEKTRA SA DE CV                  GLOBL DEP RCPT     40050A102               289,000         57,800
HERSHEY FOODS CORP                      COM                427866108               366,903          5,900
HEWLETT PACKARD CO                      COM                428236103             1,132,008         16,571
HOMESTAKE MNG CO                        COM                437614100               125,330         13,735
INTEL CORP                              COM                458140100             1,751,565         14,773
INTEL CORP                              COM                458140100            17,784,300        150,000
INTERNATIONAL BUSINESS MACHS            COM                459200101             1,707,866          9,263
INTERNEURON PHARMACEUTICALS             COM                460573108                32,810         10,000
JOHNSON & JOHNSON                       COM                478160104             1,391,899         16,595
JOHNSON & JOHNSON                       COM                478160104             3,355,000         40,000
LEHMAN BROS HLDGS INC                   COM                524908100               237,935          5,400
LILLY ELI & CO                          COM                532457108             1,388,850         15,627
LOCKHEED MARTIN CORP                    COM                539830109               220,027          2,596
LONE STAR STEAKHOUSE SALOON             COM                542307103                95,625         10,409
LOWES COS INC                           COM                548661107               537,464         10,500
LUCENT TECHNOLOGIES INC                 COM                549463107             2,991,865         27,214
MCI WORLDCOM INC                        COM                55268B106             1,035,855         14,437
MADECO SA                               SPONSORED ADR      556304103                83,750         10,000
MANNING GREG AUCTIONS INC               COM                563823103             4,143,750        442,000
MASISA S A                              SPONSORED ADR      574799102               535,500         84,000
MAVESA S A                              SPONSORED ADR      577717101               272,250         72,600
MAVESA S A                              SPONSORED ADR      577717101               258,750         69,000
MCDONALDS CORP                          COM                580135101               510,185          6,642
MCKESSON CORP NEW                       COM                581557105               284,623          3,600
MEDIAONE GROUP INC                      COM                58440J104             2,350,000         50,000
MEDTRONIC INC                           COM                585055106               320,523          4,315
MELLON BK CORP                          COM                585509102               311,697          4,534
MERCK & CO INC                          COM                589331107             3,135,988         21,261
MERRILL LYNCH & CO INC                  COM                590188108               267,000          4,000
MICROSOFT CORP                          COM                594918104             5,296,865         38,193
MICROSOFT CORP                          COM                594918104            13,591,326         98,000
MOBIL CORP                              COM                607059102             1,061,705         12,186
MORGAN J P & CO INC                     COM                616880100               246,896          2,350
MORGAN J P & CO INC                     COM                616880100               378,223          3,600
MORGAN STANLEY DEAN WITTER&CO           COM NEW            617446448               660,300          9,300
NBTY INC                                COM                628782104               815,625        114,474
NEWMONT MINING CORP                     COM                651639106               245,043         13,427
NOKIA CORP                              SPONSORED ADR      654902204               548,218          4,552
NOVELL INC                              COM                670006105               362,500         20,000
ORACLE CORP                             COM                68389X105             5,390,625        125,000
PACIFICARE HEALTH SYS DEL               CL B               695112201               286,200          3,600
PAIRGAIN TECHNOLOGIES INC               COM                695934109               730,265         95,000
PAYMENTECH INC                          COM                704384106            10,020,738        530,900
PEPSI-GEMEX S A DE C V                  GDR REP ORD        713435105               499,968         64,000
PEPSICO INC                             COM                713448108               261,028          6,386
PHARMACIA & UPJOHN INC                  COM                716941109               325,500          5,748
PFIZER INC                              COM                717081103             1,038,375          8,307
PHILIP MORRIS COS INC                   COM                718154107             2,039,539         38,122
POPULAR INC                             COM                733174106               414,750         12,199
PORTUGAL TELECOM S A                    SPONSORED ADR      737273102               223,125          5,000
PROCTER & GAMBLE CO                     COM                742718109             1,728,460         18,929
PROVIDIAN FINL CORP                     COM                74406A102               506,250          6,750
PUBLIC SVC ENTERPRISE GROUP             COM                744573106               340,000          8,500
QUINENCO S A                            SPONSORED ADR      748718103               448,000         56,000
R & B FALCON CORP                       COM                74912E101             1,172,110        155,000
R O C TAIWAN FD                         SH BEN INT         749651105                64,964         10,500
RAMBUS INC DEL                          COM                750917106             2,310,000         24,000
ROYAL DUTCH PETE CO                     NY REG GLD1.25     780257804               490,825         10,252
SBC COMMUNICATIONS INC                  COM                78387G103               993,525         18,527
SPDR TR                                 UNIT SER 1         78462F103            18,197,768        147,575
SAFECO CORP                             COM                786429100               386,438          9,000
SARA LEE CORP                           COM                803111103               358,532         12,720
SCHERING PLOUGH CORP                    COM                806605101               635,375         11,500
SOCIEDAD QUIMICA MINERA DE CHI          SPON ADR SER B     833635105               680,477         20,200
SOUTHERN CO                             COM                842587107               441,684         15,198
SOUTHERN PAC PETE NL                    ADR NEW            843581307                52,354         25,002
SPLASH TECHNOLOGY HLDGS INC             COM                848623104               173,438         23,321
SPRINT CORP                             COM FON GROUP      852061100               239,420          2,846
SUN MICROSYSTEMS INC                    COM                866810104               982,147         11,470
SUNAMERICA INC                          COM                866930100             6,781,482         82,701
TIG HLDGS INC                           COM                872469101             2,385,655        153,300
TJX COS INC NEW                         COM                872540109               203,000          7,000
TAIWAN SEMICONDUCTOR MFG LTD            SPONSORED ADR      874039100               346,971         24,457
TELE CELULAR SUL PART S A               SPONS ADR PFD      879238103               208,023         11,930
TELE CENTRO SUL PART S A                SPONS ADR PFD      879239101               996,239         23,862
TELE CENTRO OESTE CELULAR S A           SPONS ADR PFD      87923P105                91,438         31,133
TELE CENTRO OESTE CELULAR S A           SPONS ADR PFD      87923P105               116,799         39,768
TELE CENTRO OESTE CELULAR S A           SPONS ADR PFD      87923P105               116,799         39,768
TELE NORTE LESTE PART S A               SPONS ADR PFD      879246106               266,152         21,400
TELE NORTE LESTE PART S A               SPONS ADR PFD      879246106             1,483,858        119,310
TELE SUDESTE CELULAR PART S A           SPONS ADR PFD      879252104               225,220         10,887
TELE SUDESTE CELULAR PART S A           SPONS ADR PFD      879252104               493,633         23,862
TELECOMM ARGENTINA STET-FRANCE          SPNS ADR REP B     879273209               866,801         31,520
TELECOMM ARGENTINA STET-FRANCE          SPNS ADR REP B     879273209             2,549,250         92,700
TELECOMUNICACOES BRASILEIRAS S          SPONSORED ADR      879287100                13,005        119,310
TELECOMUNICACOES BRASILEIRAS S          SPONSORED ADR      879287308            14,049,816        193,292
TELECOMUNICACOES BRASILEIRAS S          SPONSORED ADR      879287308             2,221,678         30,565
TELECOMUNICACOES BRASILEIRAS            SP ADR TELEBRS     87928R106             1,419,956         19,108
TELEFONICA DE ARGENTINA S A             SPNSR ADR CL B     879378206             2,503,155         89,600
TELEFONICA DE ARGENTINA S A             SPNSR ADR CL B     879378206            12,020,229        430,262
TELEFONICA DEL PERU S A                 SPONS ADR CL B     879384105             1,865,661        147,053
TELEFONICA DEL PERU S A                 SPONS ADR CL B     879384105               596,289         47,000
TELEFONOS DE MEXICO S A                 SP ADR REP ORD     879403780            15,265,225        313,538
TELEFONOS DE MEXICO S A                 SP ADR REP ORD     879403780           177,338,989      3,642,430
TELEMIG CELULAR PART S A                SPONS ADR PFD      87944E105            21,995,648      1,035,089
TELESP PARTICIPACOES S A                SPONS ADR PFD      87952K100             2,639,734        119,310
TELESP PARTICIPACOES S A                SPONS ADR PFD      87952K100             2,642,499        119,435
TELESP CELULAR PART S A                 SPONS ADR PFD      87952L108               835,170         47,724
TELESP CELULAR PART S A                 SPONS ADR PFD      87952L108               835,170         47,724
TELLABS INC                             COM                879664100             1,371,240         20,000
TEMPLETON CHINA WORLD FD INC            COM                88018X102               124,677         21,000
TEXAS INSTRS INC                        COM                882508104               214,063          2,500
3COM CORP                               COM                885535104               624,769         13,942
TIME WARNER INC                         COM                887315109             1,156,091         18,628
TRANSCANADA PIPELINES LTD               COM                893526103               147,500         10,000
TRANSOCEAN OFFSHORE INC                 COM                893817106            32,174,400      1,200,000
TRANSPORTADORA DE GAS SUR               SPONSR ADR B       893870204               748,238         73,900
TRANSPORTADORA DE GAS SUR               SPONSR ADR B       893870204             1,895,279        187,188
TUBOS DE ACERO DE MEXICO S A            ADR NEW            898592506               650,137        101,000
TUBOS DE ACERO DE MEXICO S A            ADR NEW            898592506               307,689         47,800
TYCO INTL LTD NEW                       COM                902124106               480,609          6,371
UNIBANCO-UNIAO DE BANCOS BRASL          GDR REP PFD UT     90458E107               444,877         30,815
UNILEVER N V                            NEW YORK SHS       904784501               240,517          2,900
UNISYS CORP                             COM                909214108               447,681         13,000
U S WEST INC NEW                        COM                91273H101               542,850          8,400
VIACOM INC                              CL B               925524308               643,800          8,700
VINA CONCHA Y TORO S A                  SPONSORED ADR      927191106             1,304,100         50,400
VINA CONCHA Y TORO S A                  SPONSORED ADR      927191106             1,071,225         41,400
VITRO SOCIEDAD ANONIMA                  SPONSORED ADR      928502301               508,663        111,500
WEBS INDEX FD INC                       MALAYSIA WEBS      92923H871                50,625         14,729
WAL MART STORES INC                     COM                931142103             2,524,793         31,003
WARNER LAMBERT CO                       COM                934488107             1,025,551         13,640
XEROX CORP                              COM                984121103               899,632          7,624
YPF SOCIEDAD ANONIMA                    SPON ADR CL D      984245100            11,455,539        410,049
YPF SOCIEDAD ANONIMA                    SPON ADR CL D      984245100             7,523,434        269,300
YAHOO INC                               COM                984332106               625,514          2,640
CREDICORP LTD                           COM                G2519Y108               573,507         63,723
                                                                             1,390,440,164


Name of Issuer                        Investment Discretion       Managers      Voting Authority (Shares)
                                      --------------------------                -------------------------
                                      Sole    Shared-As  Shared-                Sole      Shared    None
                                               Defined    Other
---------------------------------------------------------------------------------------------------------
COMPANIA ANONIMA NACIONL TEL                    150,000               2           150,000            0
COMPANIA DE TELECOMUNICS CHILE                   65,300               2            65,300            0
COMPANIA DE TELECOMUNICS CHILE                  245,200               3           245,200            0
GENER S A                                        23,513               3            23,513            0
TELE CELULAR SUL PART S A                        11,930               3            11,930            0
TELE CENTRO SUL PART S A                         23,862               3            23,862            0
TELE NORTE LESTE PART S A                       119,310               3           119,310            0
TELE SUDESTE CELULAR PART S A                    23,862               3            23,862            0
TELECOMM ARGENTINA STET-FRANCE                   77,300               3            77,300            0
TELECOMUNICACOES BRASILEIRAS S                  119,310               3           119,310            0
TELEFONICA DE ARGENTINA S A                     325,452               3           325,452            0
TELEFONOS DE MEXICO S A                       3,608,100               3         3,608,100            0
TRANSPORTADORA DE GAS SUR                        95,100               3            95,100            0
YPF SOCIEDAD ANONIMA                            200,400               3           200,400            0
AMR CORP                                          6,802                             6,802            0
AT&T CORP                                        35,154                            35,154            0
ADVANCED FIBRE COMMUNICATIONS                    60,000               4            60,000            0
ADVANCED MICRO DEVICES INC                       12,000               4            12,000            0
AIRTOUCH COMMUNICATIONS INC                       6,692                             6,692            0
ALBERTSONS INC                                    5,247                             5,247            0
ALLSTATE CORP                                     9,400                             9,400            0
AMERICA ONLINE INC DEL                           20,375                            20,375            0
AMERICAN EXPRESS CO                              11,986                            11,986            0
AMERICAN HOME PRODS CORP                          8,400                             8,400            0
AMERICAN INTL GROUP INC                          15,947                            15,947            0
AMERICAN INTL GROUP INC                          70,569               1            70,569            0
AMGEN INC                                         6,500                             6,500            0
AMOCO CORP                                       28,000               4            28,000            0
ANHEUSER BUSCH COS INC                            4,965                             4,965            0
AO TATNEFT                                       22,199                            22,199            0
APPLE COMPUTER INC                                6,400                             6,400            0
APPLIED MAGNETICS CP DEL                         10,001                            10,001            0
APPLIED MAGNETICS CP DEL                         18,600               1            18,600            0
ARACRUZ CELULOSE S A                            110,000                           110,000            0
AT HOME CORP                                     65,000               4            65,000            0
BANCO BILBAO VIZCAYA INTL GIBR                   15,113                            15,113            0
BANCO BILBAO VIZCAYA INTL GIBR                    9,265                             9,265            0
BANCO BILBAO VIZCAYA INTL GIBR                   18,475                            18,475            0
BANCO BILBAO VIZCAYA INTL GIBR                   35,075               1            35,075            0
BANCO BILBAO VIZCAYA INTL GIBR                   24,171                            24,171            24171
BANCO BILBAO VIZCAYA INTL GIBR                   21,672               1            21,672            0
BANCO BILBAO VIZCAYA S A                         14,592                            14,592            0
BANCO CENTRAL HISPANOAMERICANO                   34,884                            34,884            0
BANCO DE A EDWARDS                              429,000               1           429,000            0
BANCO DE GALICIA Y BUENOS AIRE                   84,978               1            84,978            0
BANCO DE SANTANDER                              185,110                           185,110            0
BANCO FRANCES DEL RIO DE LA PL                   32,360                            32,360            0
BANCO FRANCES DEL RIO DE LA PL                  278,500               1           278,500            0
BANCO GANADERO S A                               41,257               1            41,257            0
BANCO GANADERO S A                               42,266               1            42,266            0
BANCO RIO DE LA PLATA SA                        294,673                           294,673            0
BANCO RIO DE LA PLATA SA                      4,040,900               1         4,040,900            0
BANCO RIO DE LA PLATA SA                     15,483,800               2        15,483,800            0
BANCO SANTANDER P R SAN JUAN                     11,816                            11,816            0
BANCO WIESE                                      24,000               1            24,000            0
BANCO SANTANDER CHILE                         6,616,400               1         6,616,400            0
BANCO SANTANDER CHILE                        13,410,477    0          2        13,410,477            0
BANCO SANTIAGO                                   16,410                            16,410            0
BANCOLOMBIA S A                                  25,200                            25,200            25200
BANCOLOMBIA S A                                 235,750               3           235,750            0
BANCOLOMBIA S A                                 707,935               1           707,935            0
BANK ONE CORP                                     5,184                             5,184            0
BANKAMERICA CORP NEW                             18,397                            18,397            0
BELL ATLANTIC CORP                                9,336                             9,336            0
BELLSOUTH CORP                                   23,580                            23,580            0
BEST BUY INC                                      6,200                             6,200            0
BRISTOL MYERS SQUIBB CO                          10,394                            10,394            0
CBS CORP                                          8,636                             8,636            0
CIGNA CORP                                        8,430                             8,430            0
CVS CORP                                         11,329                            11,329            0
CAMBRIDGE TECH PARTNERS MASS                     16,000                            16,000            0
CAPITAL ONE FINL CORP                             5,200                             5,200            0
CARNIVAL CORP                                    10,000                            10,000            0
CATERPILLAR INC DEL                               4,861                             4,861            0
CENDANT CORP                                    100,000               4           100,000            0
CENTRAL PAC MINERALS NL                          69,500                            69,500            0
CHASE MANHATTAN CORP NEW                         32,023                            32,023            0
CISCO SYS INC                                    23,041                            23,041            0
CITIGROUP INC                                    97,822                            97,822            0
CITRIX SYS INC                                    4,400                             4,400            0
CLOROX CO DEL                                     4,300                             4,300            0
COCA COLA CO                                     66,334                            66,334            0
COCA-COLA FEMSA S A DE C V                       13,200                            13,200            0
COLGATE PALMOLIVE CO                              3,200                             3,200            0
COLGATE PALMOLIVE CO                              3,489                             3,489            0
COMPANHIA BRASILEIRA DE DISTRB                   16,800               1            16,800            0
COMPANHIA CERVEJARIA BRAHMA                     120,000                           120,000            0
COMPANHIA PARANAENSE ENERG COP                  877,122                           877,122            0
COMPANIA ANONIMA NACIONL TEL                     57,130                            57,130            0
COMPANIA ANONIMA NACIONL TEL                    143,940               1           143,940            0
COMPANIA DE MINAS BUENAVENTURA                   49,900                            49,900            0
COMPANIA DE MINAS BUENAVENTURA                   19,600               1            19,600            0
COMPANIA DE TELECOMUNICS CHILE                  173,575                           173,575            0
COMPANIA DE TELECOMUNICS CHILE                  366,400               1           366,400            0
COMPAQ COMPUTER CORP                             20,954                            20,954            0
CONOCO INC                                      215,000               4           215,000            0
CONSORCIO G GRUPO DINA S A CV                    42,000               1            42,000            0
CORIMON CA                                       14,000               1            14,000            0
COSTCO COMPANIES INC                              5,555                             5,555            0
CROWN CORK & SEAL INC                             7,259                             7,259            0
DTE ENERGY CO                                     8,400                             8,400            0
DAYTON HUDSON CORP                                6,200                             6,200            0
DELL COMPUTER CORP                               32,861                            32,861            0
DELL COMPUTER CORP                               35,000               4            35,000            0
DELTA AIR LINES INC DEL                           6,200                             6,200            0
DESC S A DE C V                                 141,397                           141,397            0
DESC S A DE C V                                 101,800               1           101,800            0
DISNEY WALT CO                                   68,787                            68,787            0
DISTRIBUCION Y SERVICIO D&S SA                  222,700                           222,700            0
DISTRIBUCION Y SERVICIO D&S SA                   30,000               1            30,000            0
DOW CHEM CO                                       5,800                             5,800            0
DU PONT E I DE NEMOURS & CO                       8,050                             8,050            0
DUKE ENERGY CORP                                  6,892                             6,892            0
E M C CORP MASS                                   9,693                             9,693            0
EASTMAN KODAK CO                                  2,912                             2,912            0
EMBRATEL PARTICIPACOES S A                       16,290                            16,290            0
EMBRATEL PARTICIPACOES S A                      119,310               3           119,310            0
EMBRATEL PARTICIPACOES S A                      119,310               1           119,310            0
EMBOTELLADORA ANDINA S A                         39,500               3            39,500            0
EMBOTELLADORA ANDINA S A                         39,500               1            39,500            0
EMPRESAS ICA SOCIEDAD CONTRLAD                  183,000                           183,000            0
EMPRESAS ICA SOCIEDAD CONTRLAD                   75,901               1            75,901            0
EMPRESAS LA MODERNA S A DE C V                   48,000                            48,000            0
EMPRESA NACIONAL DE ELCTRCIDAD                  450,447                           450,447            0
EMPRESA NACIONAL DE ELCTRCIDAD                   27,300               3            27,300            0
EMPRESA NACIONAL DE ELCTRCIDAD                  102,300               1           102,300            0
ENDESA S A                                       33,424                            33,424            0
ENERSIS S A                                      69,200                            69,200            0
ENTREMED INC                                     10,000                            10,000            0
EXXON CORP                                       31,207                            31,207            0
FPL GROUP INC                                     5,150                             5,150            0
FEDERAL HOME LN MTG CORP                          9,300                             9,300            0
FEDERAL NATL MTG ASSN                             6,329                             6,329            0
FIRST AMERN FINL CORP                            12,600                            12,600            0
FLEET FINL GROUP INC NEW                          8,200                             8,200            0
FLUOR CORP                                       10,900                            10,900            0
FOMENTO ECONOMICO MEXICANO SA                    35,440                            35,440            0
FOMENTO ECONOMICO MEXICANO SA                    23,900               1            23,900            0
FORD MTR CO DEL                                  18,233                            18,233            0
FOX ENTMT GROUP INC                              14,000                            14,000            0
GTE CORP                                         15,912                            15,912            0
GAP INC DEL                                      10,900                            10,900            0
GENER S A                                        16,400                            16,400            0
GENER S A                                        62,313               1            62,313            0
GENERAL ELEC CO                                  59,407                            59,407            0
GENERAL MTRS CORP                                 4,207                             4,207            0
GILLETTE CO                                      16,600                            16,600            0
GRUPO IMSA S A DE C V                            56,000                            56,000            0
GRUPO RADIO CENTRO S A DE C V                    53,005                            53,005            0
GRUPO TRIBASA S A DE C V                         10,000               3            10,000            0
GRUPO TRIBASA S A DE C V                         10,000               1            10,000            0
GRUPO TELEVISA SA DE CV                         163,114                           163,114            0
GRUPO TELEVISA SA DE CV                         101,000               1           101,000            0
GRUPO IUSACELL SA DE CV                          13,200               1            13,200            0
GRUPO IUSACELL SA DE CV                          14,700               1            14,700            0
GRUPO ELEKTRA SA DE CV                           12,040                            12,040            0
GRUPO ELEKTRA SA DE CV                           57,800               1            57,800            0
HERSHEY FOODS CORP                                5,900                             5,900            0
HEWLETT PACKARD CO                               16,571                            16,571            0
HOMESTAKE MNG CO                                 13,735                            13,735            0
INTEL CORP                                       14,773                            14,773            0
INTEL CORP                                      150,000               4           150,000            0
INTERNATIONAL BUSINESS MACHS                      9,263                             9,263            0
INTERNEURON PHARMACEUTICALS                      10,000                            10,000            0
JOHNSON & JOHNSON                                16,595                            16,595            0
JOHNSON & JOHNSON                                40,000               4            40,000            0
LEHMAN BROS HLDGS INC                             5,400                             5,400            0
LILLY ELI & CO                                   15,627                            15,627            0
LOCKHEED MARTIN CORP                              2,596                             2,596            0
LONE STAR STEAKHOUSE SALOON                      10,409                            10,409            0
LOWES COS INC                                    10,500                            10,500            0
LUCENT TECHNOLOGIES INC                          27,214                            27,214            0
MCI WORLDCOM INC                                 14,437                            14,437            0
MADECO SA                                        10,000               1            10,000            0
MANNING GREG AUCTIONS INC                       442,000               1           442,000            0
MASISA S A                                       84,000                            84,000            0
MAVESA S A                                       72,600                            72,600            0
MAVESA S A                                       69,000               1            69,000            0
MCDONALDS CORP                                    6,642                             6,642            0
MCKESSON CORP NEW                                 3,600                             3,600            0
MEDIAONE GROUP INC                               50,000               4            50,000            0
MEDTRONIC INC                                     4,315                             4,315            0
MELLON BK CORP                                    4,534                             4,534            0
MERCK & CO INC                                   21,261                            21,261            0
MERRILL LYNCH & CO INC                            4,000                             4,000            0
MICROSOFT CORP                                   38,193                            38,193            0
MICROSOFT CORP                                   98,000               4            98,000            0
MOBIL CORP                                       12,186                            12,186            0
MORGAN J P & CO INC                               2,350                             2,350            0
MORGAN J P & CO INC                               3,600               4             3,600            0
MORGAN STANLEY DEAN WITTER&CO                     9,300                             9,300            0
NBTY INC                                        114,474                           114,474            0
NEWMONT MINING CORP                              13,427                            13,427            0
NOKIA CORP                                        4,552                             4,552            0
NOVELL INC                                       20,000                            20,000            0
ORACLE CORP                                     125,000               4           125,000            0
PACIFICARE HEALTH SYS DEL                         3,600                             3,600            0
PAIRGAIN TECHNOLOGIES INC                        95,000               4            95,000            0
PAYMENTECH INC                                  530,900               4           530,900            0
PEPSI-GEMEX S A DE C V                           64,000               1            64,000            0
PEPSICO INC                                       6,386                             6,386            0
PHARMACIA & UPJOHN INC                            5,748                             5,748            0
PFIZER INC                                        8,307                             8,307            0
PHILIP MORRIS COS INC                            38,122                            38,122            0
POPULAR INC                                      12,199                            12,199            0
PORTUGAL TELECOM S A                              5,000               1             5,000            0
PROCTER & GAMBLE CO                              18,929                            18,929            0
PROVIDIAN FINL CORP                               6,750                             6,750            0
PUBLIC SVC ENTERPRISE GROUP                       8,500                             8,500            0
QUINENCO S A                                     56,000                            56,000            0
R & B FALCON CORP                               155,000               4           155,000            0
R O C TAIWAN FD                                  10,500                            10,500            0
RAMBUS INC DEL                                   24,000               4            24,000            0
ROYAL DUTCH PETE CO                              10,252                            10,252            0
SBC COMMUNICATIONS INC                           18,527                            18,527            0
SPDR TR                                         147,575                           147,575            0
SAFECO CORP                                       9,000                             9,000            0
SARA LEE CORP                                    12,720                            12,720            0
SCHERING PLOUGH CORP                             11,500                            11,500            0
SOCIEDAD QUIMICA MINERA DE CHI                   20,200                            20,200            0
SOUTHERN CO                                      15,198                            15,198            0
SOUTHERN PAC PETE NL                             25,002                            25,002            0
SPLASH TECHNOLOGY HLDGS INC                      23,321                            23,321            0
SPRINT CORP                                       2,846                             2,846            0
SUN MICROSYSTEMS INC                             11,470                            11,470            0
SUNAMERICA INC                                   82,701               1            82,701            0
TIG HLDGS INC                                   153,300               4           153,300            0
TJX COS INC NEW                                   7,000                             7,000            0
TAIWAN SEMICONDUCTOR MFG LTD                     24,457                            24,457            0
TELE CELULAR SUL PART S A                        11,930               1            11,930            0
TELE CENTRO SUL PART S A                         23,862               1            23,862            0
TELE CENTRO OESTE CELULAR S A                    31,133                            31,133            0
TELE CENTRO OESTE CELULAR S A                    39,768               3            39,768            0
TELE CENTRO OESTE CELULAR S A                    39,768               1            39,768            0
TELE NORTE LESTE PART S A                        21,400                            21,400            0
TELE NORTE LESTE PART S A                       119,310               1           119,310            0
TELE SUDESTE CELULAR PART S A                    10,887                            10,887            0
TELE SUDESTE CELULAR PART S A                    23,862               1            23,862            0
TELECOMM ARGENTINA STET-FRANCE                   31,520                            31,520            0
TELECOMM ARGENTINA STET-FRANCE                   92,700               1            92,700            0
TELECOMUNICACOES BRASILEIRAS S                  119,310               1           119,310            0
TELECOMUNICACOES BRASILEIRAS S                  193,292               1           193,292            0
TELECOMUNICACOES BRASILEIRAS S                   30,565               1            30,565            0
TELECOMUNICACOES BRASILEIRAS                     19,108               1            19,108            0
TELEFONICA DE ARGENTINA S A                      89,600                            89,600            0
TELEFONICA DE ARGENTINA S A                     430,262               1           430,262            0
TELEFONICA DEL PERU S A                         147,053                           147,053            0
TELEFONICA DEL PERU S A                          47,000               1            47,000            0
TELEFONOS DE MEXICO S A                         313,538                           313,538            0
TELEFONOS DE MEXICO S A                       3,642,430               1         3,642,430            0
TELEMIG CELULAR PART S A                      1,035,089                         1,035,089            510903
TELESP PARTICIPACOES S A                        119,310               3           119,310            0
TELESP PARTICIPACOES S A                        119,435               1           119,435            0
TELESP CELULAR PART S A                          47,724               3            47,724            0
TELESP CELULAR PART S A                          47,724               1            47,724            0
TELLABS INC                                      20,000               4            20,000            0
TEMPLETON CHINA WORLD FD INC                     21,000                            21,000            0
TEXAS INSTRS INC                                  2,500                             2,500            0
3COM CORP                                        13,942                            13,942            0
TIME WARNER INC                                  18,628                            18,628            0
TRANSCANADA PIPELINES LTD                        10,000                            10,000            0
TRANSOCEAN OFFSHORE INC                       1,200,000               4         1,200,000            0
TRANSPORTADORA DE GAS SUR                        73,900                            73,900            0
TRANSPORTADORA DE GAS SUR                       187,188               1           187,188            0
TUBOS DE ACERO DE MEXICO S A                    101,000                           101,000            0
TUBOS DE ACERO DE MEXICO S A                     47,800               1            47,800            0
TYCO INTL LTD NEW                                 6,371                             6,371            0
UNIBANCO-UNIAO DE BANCOS BRASL                   30,815                            30,815            0
UNILEVER N V                                      2,900                             2,900            0
UNISYS CORP                                      13,000                            13,000            0
U S WEST INC NEW                                  8,400                             8,400            0
VIACOM INC                                        8,700                             8,700            0
VINA CONCHA Y TORO S A                           50,400                            50,400            0
VINA CONCHA Y TORO S A                           41,400               1            41,400            0
VITRO SOCIEDAD ANONIMA                          111,500               1           111,500            0
WEBS INDEX FD INC                                14,729                            14,729            0
WAL MART STORES INC                              31,003                            31,003            0
WARNER LAMBERT CO                                13,640                            13,640            0
XEROX CORP                                        7,624                             7,624            0
YPF SOCIEDAD ANONIMA                            410,049                           410,049            0
YPF SOCIEDAD ANONIMA                            269,300               1           269,300            0
YAHOO INC                                         2,640                             2,640            0
CREDICORP LTD                                    63,723               1            63,723            0

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